Summary of Long-Lived Assets by Geographical Areas (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Real estate properties under development	$ 190,492	$ 251,685
Property, plant and equipment	26,568	25,950
Right of use assets	9,695	4,078
Net book value	318,962	281,713
PRC (excluding Hong Kong)
Segment Reporting Information [Line Items]
Real estate properties under development	190,492	251,685
Property, plant and equipment	26,389	25,624
Real estate properties held for lease	92,207
Right of use assets	9,511	3,597
Hong Kong
Segment Reporting Information [Line Items]
Property, plant and equipment	179	326
Right of use assets	$ 184	$ 481